Commitments and Pledges - Schedule of Future Lease Payables Under Non-cancellable Value and Short-Term Leases Contracted for at the Balance Sheet Date but not Recognized as Liabilities (Details) - EUR (€)
€ in Thousands
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Commitments and pledges
Lease commitments	€ 16,712	€ 336	€ 6,074
Not later than one year
Commitments and pledges
Lease commitments	16,483	117	1,090
Between one and five years
Commitments and pledges
Lease commitments	€ 229	€ 219	€ 4,984